Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

10.	Share-Based Compensation
2016 Equity Incentive Plan
The Company granted awards under the 2016 Plan until June 2021. The terms of the 2016 Plan provided for the grant of incentive share options within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended (the Code), to the Company’s employees and any parent and subsidiary corporations’ employees, and for the grant of nonstatutory options and restricted shares to the Company’s employees, directors and consultants, and the Company’s parent and subsidiary corporations’ employees and consultants. The board of directors had the authority to approve the employees and other service providers to whom equity awards were granted and had the authority to determine the terms of each award, subject to the terms of the 2016 Plan, including (i) the number of shares of ordinary shares subject to the award; (ii) when the award became exercisable; (iii) the option or share appreciation right exercise price, which needed to be at least 100% of the fair market value of the ordinary shares as of the date of grant; and (iv) the duration of the option or share appreciation right (which could not exceed 10 years). Options granted under the 2016 Plan generally are scheduled to vest over four years, subject to continued service, and subject to certain acceleration of vesting provisions, and expire no later than 10 years from the date of grant. In connection with the adoption of the 2021 Plan, the Company terminated the 2016 Plan for future use and provided that no further equity awards are to be granted under the 2016 Plan. All outstanding awards under the 2016 Plan will continue to be governed by their existing terms.
2021 Equity Incentive Plan
In June 2021, the Company’s board of directors adopted and the Company’s shareholders approved a 2021 Equity Incentive Plan (the 2021 Plan), and the 2021 Plan became effective June 17, 2021. The 2021 Plan provides for the issuance of up to 56,094,909, as amended, ordinary shares. The 2021 Plan has an evergreen provision whereby the number of ordinary shares reserved for future issuance will automatically increase on January 1 of each calendar year, starting January 1, 2022 through January 1, 2031, in an amount equal to 5% of the total number of shares of our share capital outstanding on the last day of the calendar month before the date of each automatic increase, or a lesser number of shares determined by the board of directors. The maximum number of ordinary shares that may be issued on the exercise of incentive share options under the 2021 Plan is 200,000,000. Such shares of the Company’s ordinary shares are reserved for issuance to employees, non-employee
directors and consultants of the Company. The 2021 Plan provides for the grant of incentive share options, non-incentive
share options, and restricted share awards to eligible recipients. Recipients of share options shall be eligible to purchase shares of the Company’s ordinary shares at an exercise price equal to no less than the (estimated) fair market value of such shares on the date of grant. The maximum term of options granted under the Plan is 10 years. Employee option grants generally vest 25% on the first anniversary of the original vesting commencement date, with the balance vesting monthly over the remaining 3 years (Standard Vesting). Share options are generally not exercisable prior to the applicable vesting date, unless otherwise accelerated under the terms of the applicable Plan agreement. Although the 2021 Plan provides for options to be issued with an early exercise provision, no options, to date, have been issued with such a right.
In addition, the shares to be reserved for issuance under the 2021 Plan will also include shares subject to share options or similar awards granted under the 2016 Plan that expire or terminate without having been exercised in full and shares issued pursuant to awards granted under the Company’s 2016 Plan that are forfeited to or repurchased by the Company.
During 2021, the number of ordinary shares issued pursuant to option exercises was 79,212 for gross proceeds to the Company of approximately $0.1 million. The intrinsic value of options exercised during 2021 was $0.1 million. During the year ended December 31, 2020, the number of ordinary shares issued pursuant to option exercises was 3,000, when the fair value of the Company’s ordinary shares was lower than the exercise price and therefore the intrinsic value of options exercised is $0.
2021 Employee Share Purchase Plan
In June 2021, the Company’s board of directors adopted and the shareholders approved the Company’s 2021 Employee Share Purchase Plan (the ESPP), which became effective on June 14, 2021. The ESPP allows eligible employees to purchase the Company’s ordinary shares at a discount through payroll deductions of up to 15% of their eligible compensation, subject to any plan limitations. Initially 3,000,000, ordinary shares have been reserved for issuance under the ESPP. The ESPP has an evergreen provision whereby the number of ordinary shares reserved for future issuance will automatically increase on January 1 of each calendar year, starting January 1, 2022 through January 1, 2031, in an amount equal to 1% of the total number of shares of our share capital outstanding on the last day of the calendar month before the date of each automatic increase, or a lesser number of shares determined by the board of directors. The offering periods generally start on December 16 and June 16 of each year and end on December 15 and June 15, respectively, approximately twenty-four months later, with each offering containing four separate six month purchase periods. The administrator may, in its discretion, modify the terms of future offerings and purchase periods. The first offering started on the Company’s IPO date and will end on June 15, 2023.
On January 1, 2022, in accordance with the Company’s 2021 Plan and ESPP, ordinary shares available for issuance under the 2021 Plan and the ESPP increased by 13,506,027 and 2,701,205 ordinary shares, respectively, to 69,600,936 and 5,701,205 ordinary shares, respectively.
Ordinary Share Valuation
Prior to completion of the IPO, as there was no public market for the Company’s ordinary shares, the estimated fair value of the Company’s ordinary shares was historically determined by the board of directors as of the date of each option grant, with input from management, considering the most recently available third-party valuation of the Company’s ordinary shares and the board of directors’ assessment of additional objective and subjective factors that it believed were relevant and which may have changed from the date of the most recent third-party valuation through the date of the grant.
These third-party valuations were performed in accordance with the guidance outlined in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide,
Valuation of Privately-Held Company Equity Securities Issued as Compensation (Practice Aid)
. The Practice Aid identifies various available methods for allocating the enterprise value across classes of series of capital shares in determining the fair value of the Company’s ordinary shares at each valuation date.
After completion of the IPO, the Company’s board of directors determines the fair market value of the ordinary shares based on the closing price of the ADS shares as reported on the date of grant on the primary share exchange on which the Company’s ADS shares are traded and as converted to the ordinary share price equivalent on the date of grant. Future expense amounts for any particular period could be affected by changes in assumptions or market conditions.
On June 17, 2021, upon the closing of the Company’s IPO, options to purchase 7.7 million ordinary shares became fully vested under the original vesting terms, which resulted in $6.4 million share-based compensation expense being recognized in the Company’s consolidated statements of operations and comprehensive loss during the six-month period ended June 30, 2021.
The following tables summarizes option activity for the year ended December 31, 2021:

	Total Options	Weighted- Average Exercise Price-
Balance at January 1, 2021	28,377,521	$1.26
Granted	12,591,974	$1.72
Cancelled	(6,689,307)	$1.25
Exercised	(79,212)	$1.32

Balance at December 31, 2021	34,200,976	$1.43

The weighted-average remaining contractual life of options outstanding and exercisable at December 31, 2021 was approximately 8.1 years. The intrinsic value of all outstanding share options as of December 31, 2021, was $0.9 million, of which approximately $0.6 million was related to vested options.
The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of subjective assumptions, including the risk-free interest rate, the expected dividend yield of the Company’s ordinary shares, the expected volatility of the price of the Company’s ordinary shares, and the expected term of the option. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used, the Company’s share-based compensation expense could be materially different in the future. These assumptions are estimated as follows:
Expected Term
—The expected term represents the time period options are expected to be outstanding. For plain vanilla options, as defined in the guidance, since the Company does not have sufficient historical experience for determining the expected term of the option awards granted, (i) it determines the expected term assumption for share options using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period and (ii) for options issued out-of-the
money or
in-the-money,
the Company uses the contractual term as the expected term of the options for the expected term assumption.
Risk-Free Interest Rate
—The risk-free interest rate on the implied yield available on U.S. Treasury zero-coupon
issues with a term equivalent to that of the expected term of the share-based awards.
Expected Volatility
—We determine the price volatility based on the historical volatilities of industry peers as we have no trading history for our ordinary shares. We intend to continue to consistently apply this process using the same or a similar peer group of public companies, until a sufficient amount of historical information regarding the volatility of the price of our ordinary shares becomes available, or unless circumstances change such that the identified peer companies are no longer similar, in which case other suitable peer companies whose ordinary shares prices are publicly available would be utilized in the calculation.
Dividend Yield
—The expected dividend assumption is based on the Company’s current expectations about our anticipated dividend policy. To date, the Company has not declared any dividends and, therefore, the Company used an expected dividend yield of zero.
The weighted-average grant date fair values of options granted during the years ended December 31, 2021, 2020 and 2019 was approximately $1.20, $0.81 and $0.51 per share, respectively, utilizing the following assumptions:

	Stock Options			ESPP
	2021	2020	2019	2021	2020	2019
Expected volatility	80.5%	79.0%	68.3%	74.6%	—%	—%
Risk-free interest rate	1.0%	0.5%	1.8%	0.2%	—%	—%
Dividend yield	—%	—%	—%	—%	—%	—%
Expected term (in years)	6.0	6.3	10	1.3	—	—
The Company recorded share-based compensation expense as follows for the years ended December 31, (in thousands):

	2021	2020	2019
Research and development	$9,001	$824	$1,491
General and administrative	2,855	393	340

Total share-based compensation expense	$11,856	$1,217	$1,831

As of December 31, 2021, unrecognized compensation expense related to unvested share-based compensation arrangements granted under the 2021 Plan and the ESPP was $16.2 million and $0.5 million, respectively. These costs are expected to be recognized over a weighted-average term of 3.2 years for stock options and 1.3 years for the ESPP.